Financial income and expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest income from financial assets	R$ 23,115	R$ 1,912	R$ 479
Foreign exchange gains	6,185	3,215	2,124
Fair value of derivative financial instrument	0	1,308	0
Gains from fair value of derivative financial instruments	25,660	0	0
Other financial income	2	93	7
Financial income	54,962	6,528	2,610
Foreign exchange losses	2,725	7,196	3,219
Losses from fair value of derivative financial instruments	4,500	0	0
Interest on loans	29,070	11,074	927
Interest on leases	278	266	287
Other financial expenses	5,969	2,972	219
Total financial expenses	42,542	21,508	4,652
Financial result	R$ 12,420	R$ (14,980)	R$ (2,042)